Lease liabilities	9 Months Ended
May 31, 2026
Lease Liabilities
Lease liabilities

10.	Lease liabilities

Lease liabilities are measured at the discounted value of future lease payments using the lease-specific incremental borrowing rate. Lease payments are apportioned between interest expense and the reduction of the liability. Interest expense is based on the lease-specific incremental borrowing rate at the commencement date of the lease. The incremental borrowing rate differs between each category of asset, location of asset and the duration of the lease. The Company’s lease liabilities are primarily comprised of mobile and other equipment for use in Buckreef’s mining operations.

The carrying amounts of lease liabilities and movements during the period were:

	May 31, 2026	August 31, 2025
Opening Balance	$2,807	$1,343
Additions	720	2,344
Accretion of lease liabilities (Note 24)	265	351
Lease payments	(1,250)	(1,229)
Foreign exchange gain	-	(2)
Closing balance	$2,538	2,807
Less long-term portion	(1,046)	(1,606)
Total lease liabilities	1,492	1,201

The following amounts are recognized in the statement of income (loss) and comprehensive income (loss):

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Depreciation expense for right-of-use assets (Note 7)	$243	$228	$727	$614
Accretion of lease liabilities (Note 24)	83	98	265	256
Total amount	$326	$326	$992	$870

As at May 31, 2026, the Company had the following lease commitments:

Amount
Not later than one month	$143
Later than one month and not later than three months	285
Later than three months and not later than one year	1,285
Later than one year and not later than five years	1,048
Total undiscounted lease commitments	$2,761

As at May 31, 2026, the carrying value of right-of-use assets amounted to $3.5 million (August 31, 2025 - $4.2 million). Equipment under lease contracts are depreciated over their useful lives as the purchase prices at the end of the lease terms are immaterial.